UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-02608)

Exact name of registrant as specified in charter:	Putnam Money Market Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2012

Date of reporting period:	June 30, 2012

Item 1. Schedule of Investments:

Putnam Money Market Fund

The fund's portfolio
6/30/12 (Unaudited)

REPURCHASE AGREEMENTS (30.3%)(a)
				Principal amount	Value

Interest in $308,000,000 joint tri-party repurchase agreement dated 6/29/12 with Citigroup Global Markets, Inc. due 7/2/12 - maturity value of $94,701,578 for an effective yield of 0.20% (collateralized by various mortgage backed securities with coupon rates ranging from 2.474% to 5.50% and due dates ranging from 11/1/20 to 4/1/42, valued at $314,160,000)				$94,700,000	$94,700,000

Interest in $250,000,000 joint tri-party repurchase agreement dated 6/29/12 with Goldman Sach & Co. due 7/2/12 - maturity value of $94,601,419 for an effective yield of 0.18% (collateralized by various mortgage backed securities with coupon rates ranging from 2.159% to 5.485% and due dates ranging from 12/1/20 to 1/1/42, valued at $255,000,000)				94,600,000	94,600,000

Interest in $83,000,000 joint tri-party repurchase agreement dated 6/29/12 with JPMorgan Securities, Inc. due 7/2/12 - maturity value of $32,500,542 for an effective yield of 0.20% (collateralized by various corporate bonds and notes with coupon rates ranging from 2.95% to 10.375% and due dates ranging from 2/1/14 to 10/1/40, valued at $87,152,659)				32,500,000	32,500,000

Interest in $358,000,000 joint tri-party repurchase agreement dated 6/29/12 with JPMorgan Securities, Inc. due 7/2/12 - maturity value of $94,701,578 for an effective yield of 0.20% (collateralized by various mortgage backed securities with coupon rates ranging from 2.50% to 7.50% and due dates ranging from 1/1/13 to 7/1/42, valued at $365,161,365)				94,700,000	94,700,000

Interest in $106,891,000 joint tri-party repurchase agreement dated 6/29/12 with UBS AG due 7/2/12 - maturity value of $94,637,577 for an effective yield of 0.20% (collateralized by various mortgage backed securities with a coupon rate of 4.00% and due dates ranging from 9/1/26 to 5/1/42, valued at $109,028,821)				94,636,000	94,636,000

Interest in $303,000,000 joint tri-party term repurchase agreement dated 6/26/12 with Citigroup Global Markets, Inc. due 7/3/12, 0.18% (collateralized by various mortgage backed securities with coupon rates ranging from 2.918% to 5.50% and due dates ranging from 1/1/21 to 6/20/42, valued at $309,441,346) (TR)				32,500,000	32,500,000

Interest in $253,000,000 joint tri-party term repurchase agreement dated 6/27/12 with Deutsche Bank Securities, Inc. due 7/3/12, 0.15% (collateralized by various mortgage backed securities with coupon rates ranging from 2.259% to 5.00% and due dates ranging from 6/1/35 to 3/1/42, valued at $258,060,000) (TR)				32,500,000	32,500,000

Interest in $54,000,000 joint tri-party term repurchase agreement dated 6/22/12 with JPMorgan Securities, Inc. due 7/23/12, 0.28% (collateralized by various corporate bonds and notes with coupon rates ranging from 4.25% to 7.375% and due dates ranging from 7/30/19 to 3/1/22, valued at $56,704,514) (TR)				12,250,000	12,250,000

Total repurchase agreements (cost $488,386,000)					$488,386,000

ASSET-BACKED COMMERCIAL PAPER (15.0%)(a)
	Yield (%)	Maturity date		Principal amount	Value

Alpine Securitization Corp. (Switzerland)	0.220	7/19/12		$8,500,000	$8,499,065

Bryant Park Funding, LLC	0.200	7/23/12		2,000,000	1,999,756

Bryant Park Funding, LLC	0.200	7/9/12		14,400,000	14,399,360

Chariot Funding, LLC 144A (JPMorgan Chase Bank (LOC))	0.190	8/20/12		11,450,000	11,446,978

Fairway Finance, LLC (Canada)	0.200	9/14/12		5,000,000	4,997,917

Fairway Finance, LLC 144A (Canada)	0.220	10/2/12		8,803,000	8,797,997

Gemini Securitization Corp., LLC	0.200	7/2/12		15,000,000	14,999,917

Gotham Funding Corp. (Japan)	0.260	8/31/12		8,350,000	8,346,321

Jupiter Securitization Co., LLC	0.180	7/12/12		5,350,000	5,349,706

Jupiter Securitization Co., LLC 144A (JPMorgan Chase Bank (LOC))	0.210	9/5/12		11,250,000	11,245,669

Liberty Street Funding, LLC (Canada)	0.210	8/21/12		5,500,000	5,498,364

Liberty Street Funding, LLC (Canada)	0.190	7/26/12		10,300,000	10,298,641

Manhattan Asset Funding Co., LLC (Japan)	0.316	8/20/12		14,105,000	14,098,811

Manhattan Asset Funding Co., LLC (Japan)	0.240	7/18/12		2,000,000	1,999,773

Old Line Funding, LLC	0.230	9/18/12		7,600,000	7,596,164

Old Line Funding, LLC 144A	0.500	10/29/12		8,500,000	8,492,917

Straight-A Funding, LLC	0.180	8/7/12		4,000,000	3,999,260

Straight-A Funding, LLC 144A, Ser. 1	0.180	9/10/12		18,150,000	18,143,557

Straight-A Funding, LLC 144A, Ser. 1	0.180	8/14/12		1,500,000	1,499,670

Straight-A Funding, LLC 144A, Ser. 1	0.180	7/24/12		17,000,000	16,998,045

Straight-A Funding, LLC 144A, Ser. 1	0.180	7/16/12		8,000,000	7,999,400

Thunder Bay Funding, LLC	0.220	9/14/12		8,500,000	8,496,104

Thunder Bay Funding, LLC	0.190	7/16/12		7,700,000	7,699,390

Variable Funding Capital Co., LLC 144A (Wachovia Bank NA (LOC))	0.160	7/18/12		15,000,000	14,998,867

Victory Receivables Corp. 144A (Japan)	0.280	9/14/12		16,000,000	15,990,667

Working Capital Management Co. (Japan)	0.220	7/10/12		8,200,000	8,199,549

Total asset-backed commercial paper (cost $242,091,865)					$242,091,865

COMMERCIAL PAPER (10.6%)(a)
	Yield (%)	Maturity date		Principal amount	Value

Australia & New Zealand Banking Group, Ltd. (Australia)	0.351	8/8/12		$9,800,000	$9,796,379

Australia & New Zealand Banking Group, Ltd. 144A (Australia)	0.638	1/10/13		10,400,000	10,400,000

COFCO Capital Corp. (Rabobank Nederland, NY Branch (LOC))	0.390	7/17/12		16,100,000	16,097,209

Commonwealth Bank of Australia 144A (Australia)	0.340	12/20/12		13,500,000	13,500,000

Commonwealth Bank of Australia 144A (Australia)	0.180	10/18/12		3,100,000	3,099,969

DnB Bank ASA (Norway)	0.360	8/30/12		10,000,000	9,994,000

General Electric Capital Corp.	0.230	9/20/12		9,000,000	8,995,343

General Electric Capital Corp.	0.200	8/28/12		3,000,000	2,999,033

HSBC USA, Inc.	0.340	11/21/12		9,200,000	9,187,575

HSBC USA, Inc. (United Kingdom)	0.300	7/26/12		7,000,000	6,998,542

Nordea North America, Inc./DE (Sweden)	0.401	12/26/12		8,000,000	7,984,267

RBS Holdings USA, Inc.	0.210	7/5/12		8,000,000	7,999,813

Standard Chartered Bank/New York	0.531	8/20/12		8,000,000	7,994,111

Standard Chartered Bank/New York	0.501	7/9/12		7,900,000	7,899,122

State Street Corp.	0.240	7/5/12		10,000,000	9,999,733

State Street Corp.	0.230	7/19/12		7,000,000	6,999,195

Toyota Credit Canada, Inc. (Canada)	0.200	8/17/12		8,000,000	7,997,911

Toyota Credit Canada, Inc. (Canada)	0.200	7/19/12		8,000,000	7,999,200

Westpac Banking Corp./NY (Australia)	0.330	11/14/12		15,000,000	14,981,300

Total commercial paper (cost $170,922,702)					$170,922,702

U.S. GOVERNMENT AGENCY OBLIGATIONS (10.4%)(a)
	Yield (%)	Maturity date		Principal amount	Value

Citigroup Funding, Inc. FDIC guaranteed notes(k)	2.250	12/10/12		$28,776,000	$29,036,855

Citigroup Funding, Inc. FDIC guaranteed notes(k)	1.875	10/22/12		15,325,000	15,406,298

Federal Farm Credit Banks unsec. discount notes	0.140	11/5/12		4,625,000	4,622,716

Federal Farm Credit Banks unsec. notes FRN, Ser. 1	0.240	1/14/13		24,300,000	24,300,000

Federal Home Loan Bank unsec. discount notes	0.150	12/5/12		28,400,000	28,381,422

Federal Home Loan Bank unsec. discount notes	0.115	8/3/12		6,500,000	6,499,315

Federal Home Loan Mortgage Corp. unsec. discount notes	0.168	12/24/12		12,288,000	12,277,907

Federal Home Loan Mortgage Corp. unsec. discount notes	0.163	12/17/12		4,000,000	3,996,939

Federal Home Loan Mortgage Corp. unsec. discount notes, Ser. RB	0.170	10/23/12		20,000,000	19,989,233

Federal National Mortgage Association unsec. discount notes	0.160	12/12/12		4,050,000	4,047,048

Federal National Mortgage Association unsec. discount notes	0.140	10/15/12		4,050,000	4,048,331

Federal National Mortgage Association unsec. discount notes, Ser. BB	0.170	12/20/12		6,500,000	6,494,721

General Electric Capital Corp. FDIC guaranteed sr. notes MTN(k)	2.125	12/21/12		8,439,000	8,516,246

Total U.S. government agency obligations (cost $167,617,031)					$167,617,031

MUNICIPAL BONDS AND NOTES (9.7%)(a)
	Yield (%)	Maturity date	Rating(RAT)	Principal amount	Value

California (0.7%)

Board of Trustees of the Leland Stanford Junior University Commercial Paper	0.200	9/14/12	P-1	$12,000,000	$11,995,000

					11,995,000
Connecticut (1.4%)

State of Connecticut Health & Education Facilities Authority Commercial Paper (Yale University), Ser. S-2	0.150	8/1/12	VMIG1	23,390,000	23,390,000

					23,390,000
District of Columbia (0.2%)

American University Commercial Paper, Ser. A	0.170	9/13/12	A-1	3,500,000	3,498,777

					3,498,777
Florida (0.7%)

Highlands County Health Facilities Authority VRDN (Adventist Health), Ser. H (U.S. Bank N.A. (LOC))(M)	0.140	11/15/35	VMIG1	11,750,000	11,750,000

					11,750,000
Indiana (0.6%)

Saint Joseph County Commercial Paper (University of Notre Dame Du Lac)	0.180	8/1/12	P-1	9,500,000	9,498,528

					9,498,528
Kentucky (1.0%)

Catholic Health Initiatives Commercial Paper, Ser. A	0.200	9/6/12	P-1	5,000,000	5,000,000

Kentucky State Economic Development Finance Authority VRDN (Catholic Health Initiatives), Ser. C(M)	0.150	5/1/34	VMIG1	11,000,000	11,000,000

					16,000,000
Maryland (1.4%)

Johns Hopkins University Commercial Paper, Ser. A	0.180	9/19/12	P-1	12,367,000	12,367,000

Johns Hopkins University Commercial Paper, Ser. A	0.180	8/15/12	P-1	3,250,000	3,250,000

Johns Hopkins University Commercial Paper, Ser. C	0.190	8/9/12	P-1	2,000,000	2,000,000

Johns Hopkins University Commercial Paper, Ser. C	0.150	7/12/12	P-1	5,000,000	5,000,000

					22,617,000
Michigan (1.1%)

Trinity Health Corp. Commercial Paper	0.260	8/8/12	P-1	17,200,000	17,196,914

					17,196,914
North Carolina (1.3%)

Duke University Commercial Paper, Ser. B-98	0.322	9/13/12	P-1	19,000,000	18,993,751

Wake County VRDN, Ser. B(M)	0.150	3/1/24	VMIG1	1,500,000	1,500,000

					20,493,751
Texas (0.5%)

Harris County Health Facilities Development Authority VRDN (Texas Childrens Hospital), Ser. B-1(M)	0.180	10/1/29	VMIG1	3,795,000	3,795,000

University of Texas System Board of Regents Revenue Finance System Commercial Paper, Ser. B	0.160	8/16/12	P-1	4,000,000	4,000,000

					7,795,000
Virginia (0.5%)

Regents of University of Virginia Commercial Paper, Ser. 03-A	0.170	8/8/12	P-1	7,400,000	7,400,000

					7,400,000
Wisconsin (0.3%)

Wisconsin State Health & Educational Facilities Authority VRDN (Wheaton Franciscan Services), Ser. B (U.S. Bank, N.A. (LOC))(M)	0.170	8/15/33	VMIG1	4,100,000	4,100,000

					4,100,000

Total municipal bonds and notes (cost $155,734,970)					$155,734,970

U.S. TREASURY OBLIGATIONS (9.4%)(a)
	Yield (%)	Maturity date		Principal amount	Value

U.S. Treasury Bills	0.151	10/18/12		$20,000,000	$19,990,765

U.S. Treasury Bills	0.138	10/18/12		15,000,000	14,993,642

U.S. Treasury Notes(k)	1.500	7/15/12		25,000,000	25,013,482

U.S. Treasury Notes(k)	1.375	10/15/12		33,300,000	33,416,823

U.S. Treasury Notes(k)	0.625	1/31/13		18,000,000	18,044,841

U.S. Treasury Notes(k)	0.625	7/31/12		19,500,000	19,508,394

U.S. Treasury Notes(k)	0.500	11/30/12		20,000,000	20,028,414

Total U.S. treasury obligations (cost $150,996,361)					$150,996,361

CORPORATE BONDS AND NOTES (7.3%)(a)
	Interest rate (%)	Maturity date		Principal amount	Value

Commonwealth Bank of Australia 144A sr. unsec. notes FRN (Australia)	1.018	3/19/13		$7,850,000	$7,876,123

HSBC Bank PLC 144A sr. unsec. unsub notes FRN (United Kingdom)	0.866	1/18/13		8,650,000	8,662,348

JPMorgan Chase & Co. sr. unsec. unsub. notes FRN, MTN	1.117	2/26/13		7,000,000	7,030,279

National Australia Bank, Ltd. 144A sr. unsec. notes FRN (Australia)	0.949	1/8/13		1,109,000	1,110,992

National Australia Bank, Ltd. 144A sr. unsec. unsub. notes (Australia)	2.350	11/16/12		15,275,000	15,374,995

Royal Bank of Canada 144A sr. unsec. notes FRN (Canada)(M)	0.722	5/15/14		29,425,000	29,427,187

Svenska Handelsbanken AB 144A sr. unsec. unsub. notes FRN (Sweden)	1.468	9/14/12		2,000,000	2,003,713

Svenska Handelsbanken/New York, NY 144A unsec. notes FRN (Sweden)	0.508	1/7/13		23,500,000	23,500,000

Toronto-Dominion Bank/The sr. unsec. unsub. notes FRN, MTN (Canada)	0.916	11/1/13		2,500,000	2,514,935

Wells Fargo & Co. sr. unsec. unsub. notes	5.250	10/23/12		9,400,000	9,542,969

Westpac Banking Corp. 144A sr. unsec. notes FRN (Australia)	0.888	6/14/13		10,000,000	10,032,374

Total corporate bonds and notes (cost $117,075,915)					$117,075,915

CERTIFICATES OF DEPOSIT (7.0%)(a)
	Interest rate (%)	Maturity date		Principal amount	Value

Bank of Montreal/Chicago, IL FRN (Canada)	0.464	6/21/13		$9,250,000	$9,250,000

Bank of Nova Scotia/Houston FRN	0.325	7/26/12		9,000,000	9,000,000

Canadian Imperial Bank of Commerce/New York, NY FRN (Canada)	0.486	4/26/13		15,000,000	15,000,000

Canadian Imperial Bank of Commerce/New York, NY FRN (Canada)	0.431	10/15/12		8,500,000	8,500,000

DnB Bank ASA/New York (Norway)	0.260	8/20/12		15,000,000	15,000,000

National Australia Bank, Ltd./New York FRN (Australia)	0.546	4/24/13		8,350,000	8,350,000

Nordea Bank Finland PLC/New York FRN	0.868	9/13/12		17,150,000	17,146,601

Standard Chartered Bank/New York	0.670	9/10/12		9,200,000	9,200,000

Toronto-Dominion Bank/NY FRN (Canada)	0.486	10/19/12		13,400,000	13,400,000

Toronto-Dominion Bank/NY FRN (Canada)	0.314	9/20/12		8,370,000	8,370,412

Total certificates of deposit (cost $113,217,013)					$113,217,013

TIME DEPOSITS (1.0%)(a)
	Interest rate (%)	Maturity date		Principal amount	Value

U.S. Bank NA/Cayman Islands	0.200	7/2/12		$16,000,000	$16,000,000

Total time deposits (cost $16,000,000)					$16,000,000

TOTAL INVESTMENTS

Total investments (cost $1,622,041,857)(b)					$1,622,041,857

Key to holding's abbreviations
FDIC Guaranteed	Federal Deposit Insurance Corp. Guaranteed
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
LOC	Letter of Credit
MTN	Medium Term Notes
VRDN	Variable Rate Demand Notes, which are floating-rate securities with long-term maturities, that carry coupons that reset every one or seven days. The rate shown is the current interest rate at the close of the reporting period.

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2011 through June 30, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $1,613,796,164.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period, if higher than the rating of the direct issuer of the bond, and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a financial reporting and tax basis is the same.
	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $14,112 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $10,000,944 and $107,046,961, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(k)	The rates shown are the current interest rates at the close of the reporting period.
(M)	The security's effective maturity date is less than one year.
(TR)	Maturity value of a term repurchase agreement will equal the principal amount of the repurchase agreement plus interest.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	77.9%
	Canada	8.2
	Australia	5.8
	Japan	3.0
	Sweden	2.1
	Norway	1.5
	United Kingdom	1.0
	Switzerland	0.5

	Total	100.0%
	Security valuation: The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity and is generally categorized as a Level 2 security.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$242,091,865	$—
Certificates of deposit	—	113,217,013	—
Commercial paper	—	170,922,702	—
Corporate bonds and notes	—	117,075,915	—
Municipal bonds and notes	—	155,734,970	—
Repurchase agreements	—	488,386,000	—
Time deposits	—	16,000,000	—
U.S. government agency obligations	—	167,617,031	—
U.S. treasury obligations	—	150,996,361	—

Totals by level	$—	$1,622,041,857	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Money Market Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 28, 2012